UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/13

Item 1. Reports to Stockholders.

MARCH 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER



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FIXED INCOME

Franklin Strategic Mortgage Portfolio

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Strategic Mortgage Portfolio

Your Fund's Goal and Main Investments: Franklin Strategic Mortgage Portfolio seeks high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market by investing at least 80% of its net assets in a portfolio of mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in "pools" of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.[1]

Portfolio Breakdown
Based on Total Investments as of 3/31/13



Federal National Mortgage Association (Fannie Mae) 51.5%
Asset-Backed & Commercial Mortgage-Backed Securities 26.4%
Federal Home Loan Mortgage Corp. (Freddie Mac) 17.0%
Government National Mortgage Association (Ginnie Mae) 1.4%
Short-Term Investments 3.7%

We are pleased to bring you Franklin Strategic Mortgage Portfolio's semiannual report for the period ended March 31, 2013.

1. Securities owned by the Fund but not shares of the Fund are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. Although U.S. government-sponsored entities may be chartered or sponsored by acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury. Please refer to the Fund's prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund's yield and share price are not guaranteed and will fluctuate with market conditions.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

Performance Overview

For the six months under review, Franklin Strategic Mortgage Portfolio – Class A delivered a +0.91% cumulative total return. In comparison, its benchmark, the Citigroup U.S. Broad Investment-Grade (USBIG) Mortgage Index, which is the mortgage component of the Citigroup USBIG Bond Index, had a -0.26% total return.[2] The Lipper U.S. Mortgage Funds Classification Average, which consists of funds chosen by Lipper that invest primarily in mortgages and securities issued or guaranteed by the U.S. government and certain federal agencies,[1] returned +0.28%.[3] The Barclays U.S. Treasury Index, the U.S. Treasury component of the Barclays U.S. Government Index, had a -0.27% total return.[4] You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

Economic and Market Overview

U.S. economic growth, as measured by gross domestic product, expanded during the six months ended March 31, 2013. Large declines in federal and local government spending, rising energy prices, business disruptions caused by Hurricane Sandy and the continuing effects of the Midwest drought on farm production partially offset the benefit of solid consumer spending. However, generally positive construction, housing, manufacturing and labor market trends seemed to suggest the U.S. economic recovery remained largely intact. Consumer sentiment rose to a five-year high, although potential U.S. tax hikes and spending cuts scheduled to take effect in 2013 contributed to fluctuations in consumer and business confidence.

In December, the Federal Reserve Board (Fed) announced a 6.5% unemployment target as a guide to maintaining the historically low federal funds target rate. Although inflation rose slightly during the reporting period, the Fed noted little evidence of wage pressures. Economists, business leaders and market watchers were concerned about the U.S. "fiscal cliff," which meant that unless Congress acted, automatic income tax increases and federal budget cuts would take effect in 2013. They feared these events could cause another U.S. recession.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

3. Source: Lipper Inc. For the six-month period ended 3/31/13, this category consisted of 120 funds. Lipper calculations do not include sales charges or subsidization by a fund's manager. The Fund's performance relative to the average might have differed if these or other factors had been considered.

4. Source: © 2013 Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed. The Fund's investment return and share price fluctuate with market conditions.

The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

Lawmakers reached a late compromise on January 1, 2013, that maintained some tax cuts for most Americans but increased rates on the wealthiest. Congress, however, was unable to resolve differences related to a series of automatic federal spending cuts known as the "sequester." The cuts will reduce funding for domestic and defense programs by $85 billion in the current U.S. fiscal year.

As investors gained confidence in the financial markets, the 10-year U.S. Treasury yield rose to 1.87% at period-end from 1.65% on September 30, 2012. During the six months under review, investors sought higher bond returns and were willing to assume some risk. Below-investment-grade corporate bonds, as measured by the Credit Suisse High Yield Index, performed well and outperformed investment-grade fixed income markets, as measured by the Barclays U.S. Aggregate Index.

Investment Strategy

We invest at least 80% of the Fund's net assets in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in "pools" of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae and Freddie Mac.[1] We may also invest in other types of mortgage securities that may be issued by private issuers, in U.S. Treasuries and in mortgage loans. At least 80% of total assets are invested in securities rated BBB or higher by Standard & Poor's (S&P), or Baa by Moody's Investors Service (Moody's), independent credit rating agencies. Within these parameters, we rely on our research to help us identify attractive investment opportunities.

Manager's Discussion

The incremental improvements in U.S. economic data that occurred at the beginning of the period were largely masked by investor concerns about the outcome of the U.S. presidential election and the fiscal cliff's potential impact on the economy. As the period progressed, additional U.S. economic data releases showed a nascent, but firming trend. The U.S. housing market continued to show signs of improvement. Inflation remained benign, and the unemployment rate declined. In contrast, consumer sentiment measures were mixed, perhaps as a delayed reaction to anticipated government spending cuts.

After Operation Twist concluded during the period, the Federal Open Market Committee (FOMC) announced it would replace the same amount of purchases with new purchases entirely in Treasuries. For the first time, the committee indicated a 6.5% unemployment threshold for raising interest rates instead of

Dividend Distributions*
10/1/12–3/31/13

	Dividend per Share (cents)			
Month	**Class A**	**Class A1**	**Class C**	**Advisor Class**
October	2.7941	3.0132	2.4414	3.0258
November	2.6480	2.8476	2.3304	2.8478
December	2.5270	2.7339	2.2002	2.7329
January	2.5495	2.7575	2.2250	2.7567
February	2.6842	2.8692	2.3895	2.8684
March	2.4997	2.6847	2.2070	2.6838
Total	**15.7025**	**16.9061**	**13.7935**	**16.9154**

*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

its usual date-based criteria. At its last meeting held during the reporting period, the FOMC left the federal funds rate and current quantitative easing program unchanged and said it will likely keep rates exceptionally low, as warranted by data metrics. The committee acknowledged recent economic improvement but maintained a cautious outlook, citing risks posed by strains in global financial markets. As has been a focus throughout Fed Chairman Ben Bernanke's tenure, Fed communication remained a priority with an ongoing effort for transparency and clarity.

The mortgage sector declined in value during the period and underperformed Treasuries. Mortgage-backed security (MBS) sector valuations were more fairly valued, in our opinion, and the market continued to be supported by a limited supply of mortgages, Fed purchases, reinvestment of pay downs, and bank and mortgage REIT (real estate investment trust) demand. With mortgage rates at historical lows, we expect prepayments to increase, as they have recently, although not to the extent reached in past prepayment waves. Factors including declining home price appreciation, loss of home equity, tighter underwriting standards and originator processing capacity continued to dampen prepayment activity.

Although some fixed income sectors had negative returns during the period, certain asset classes, such as commercial mortgage-backed securities (CMBS), posted a positive total return as fundamentals continued to improve and the sector remained well positioned. In this environment, our CMBS allocation provided a strong boost to performance. The Fund's holdings in certain other mortgage-related sectors posted positive performance, largely because of our security selection within the agency MBS market and allocation to adjustable-rate MBS (ARMS). In contrast, our shorter duration positioning detracted from performance over the period as interest rates moved lower.

Franklin Strategic Mortgage Portfolio's broad mortgage strategy looks across all mortgage opportunity sets to find relative value. The team continued to look for strong cash flow fundamentals and valuations seeking to uncover attractive valuations across the mortgage investment universe. We increased our allocation to lower coupon 3.0% securities, making them our heaviest exposure, as well as to 5.0% coupons. Conversely, we reduced our exposure in the 3.5% to 4.0% range.

The Fund continued to employ a flexible investment approach seeking to take advantage of additional investment opportunities in non-agency mortgage securities, non-investment-grade mortgage securities and non-U.S. dollar-denominated mortgage securities while maintaining core holdings in agency MBS. Over the period, we added exposure to ARMS, senior mezzanine and lower rated securities in the CMBS and residential MBS sectors and European Union-domiciled CMBS.

Thank you for your continued participation in Franklin Strategic Mortgage Portfolio. We look forward to serving your future investment needs.





Roger A. Bayston, CFA





Paul Varunok

Portfolio Management Team
Franklin Strategic Mortgage Portfolio

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of 3/31/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: n/a)		Change	3/31/13	9/30/12
Net Asset Value (NAV)		-$0.07	$9.62	$9.69
Distributions (10/1/12–3/31/13)				
Dividend Income	$0.157025			
Class A1 (Symbol: FSMIX)		**Change**	**3/31/13**	**9/30/12**
Net Asset Value (NAV)		-$0.07	$9.62	$9.69
Distributions (10/1/12–3/31/13)				
Dividend Income	$0.169061			
Class C (Symbol: n/a)		**Change**	**3/31/13**	**9/30/12**
Net Asset Value (NAV)		-$0.07	$9.62	$9.69
Distributions (10/1/12–3/31/13)				
Dividend Income	$0.137935			
Advisor Class (Symbol: n/a)		**Change**	**3/31/13**	**9/30/12**
Net Asset Value (NAV)		-$0.07	$9.62	$9.69
Distributions (10/1/12–3/31/13)				
Dividend Income	$0.169154			

Performance

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges.
Class A/A1: *4.25% maximum initial sales charge.* ***Class C:*** *1% contingent deferred sales charge in first year only;*
Advisor Class: *no sales charges.*

Class A[1]	6-Month		1-Year	5-Year	10-Year
Cumulative Total Return[2]	+0.91%		+4.68%	+31.26%	+51.75%
Average Annual Total Return[3]	-3.38%		+0.25%	+4.69%	+3.81%
Distribution Rate[4]		3.29%			
30-Day Standardized Yield[5]		1.86%			
Total Annual Operating Expenses[6]		1.03%			
Class A1	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+1.03%		+4.94%	+33.08%	+56.42%
Average Annual Total Return[3]	-3.26%		+0.50%	+4.97%	+4.13%
Distribution Rate[4]		3.53%			
30-Day Standardized Yield[5]		2.12%			
Total Annual Operating Expense[6]		0.78%			
Class C	**6-Month**		**1-Year**		**Inception 2/1/12**
Cumulative Total Return[2]	+0.71%		+4.27%		+5.03%
Average Annual Total Return[3]	-0.28%		+3.27%		+4.32%
Distribution Rate[4]		3.04%			
30-Day Standardized Yield[5]		1.54%			
Total Annual Operating Expenses[6]		1.43%			
Advisor Class[7]	**6-Month**		**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+1.03%		+4.94%	+33.06%	+56.41%
Average Annual Total Return[3]	+1.03%		+4.94%	+5.88%	+4.57%
Distribution Rate[4]		3.68%			
30-Day Standardized Yield[5]		2.20%			
Total Annual Operating Expenses[6]		0.78%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. The Fund's share price and yield will be affected by interest rate movements and mortgage prepayments. During periods of declining interest rates, principal prepayments tend to increase as borrowers refinance their mortgages at lower rates; therefore the Fund may be forced to reinvest returned principal at lower interest rates, reducing income. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in the financial strength of a bond issuer or in a bond's credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class A: The Fund began offering a new Class A share on 2/1/12 with a 25 basis point (0.25%) Rule 12b-1 fee. Prior to that date, the Fund offered a Class A share (renamed Class A1).

Class A1 (formerly Class A): Effective 2/1/12, Class A shares closed to new investors and were renamed Class A1.

Class C: These shares have higher fees and expenses than Class A shares.

Advisor Class: These shares are available to certain eligible investors as described in the prospectus.

1. Performance quotations for Class A shares reflect the following methods of calculation: (a) For periods prior to 2/1/12, a restated figure is used based on Class A1 performance and including the Class A Rule 12b-1 fee, and (b) for periods after 2/1/12, actual Class A performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Class A shares were +5.52% and +0.89%.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. Distribution rate is based on an annualization of the sum of distributions per share for the last 30 days of March and the maximum offering price (NAV for classes C and Advisor) per share on 3/31/13.

5. The 30-day standardized yield for the 30 days ended 3/31/13 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate (which reflects the Fund's past dividends paid to shareholders) or the income reported in the Fund's financial statements.

6. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Effective 2/1/12, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 fee. Performance quotations for this class reflect the following methods of calculation: a) For periods prior to 2/1/12, a restated figure is used based on the Fund's oldest share class, Class A1, excluding the effect of its maximum initial sales charge; and b) for periods after 2/1/12, actual Advisor Class performance is used, reflecting all charges and fees applicable to that class. Since 2/1/12 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +5.82% and +4.99%.

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases; and
- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. *Of course, your account value and expenses will differ from those in this illustration:*

1. Divide your account value by $1,000.
   If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2. Multiply the result by the number under the heading "Expenses Paid During Period."
   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Your Fund's Expenses *(continued)*

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

Class A	Beginning Account Value 10/1/12	Ending Account Value 3/31/13	Expenses Paid During Period* 10/1/12–3/31/13
Actual	$1,000	$1,009.10	$4.96
Hypothetical (5% return before expenses)	$1,000	$1,020.00	$4.99
Class A1			
Actual	$1,000	$1,010.30	$3.71
Hypothetical (5% return before expenses)	$1,000	$1,021.24	$3.73
Class C			
Actual	$1,000	$1,007.10	$6.96
Hypothetical (5% return before expenses)	$1,000	$1,018.00	$6.99
Advisor Class			
Actual	$1,000	$1,010.30	$3.71
Hypothetical (5% return before expenses)	$1,000	$1,021.24	$3.73

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.99%; A1: 0.74%; C: 1.39%; and Advisor: 0.74%), multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Franklin Strategic Mortgage Portfolio

Financial Highlights

Class A	Six Months Ended March 31, 2013 (unaudited)	Period Ended September 30, 2012[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$9.69	$9.47
Income from investment operations[b]:		
Net investment income	0.092	0.172
Net realized and unrealized gains (losses)	(0.005)	0.255
Total from investment operations	0.087	0.427
Less distributions from net investment income	(0.157)	(0.207)
Net asset value, end of period	$9.62	$9.69
Total return[c]	0.91%	4.57%
Ratios to average net assets[d]		
Expenses	0.99%	1.01%
Net investment income	1.93%	2.07%
Supplemental data		
Net assets, end of period (000's)	$5,666	$4,856
Portfolio turnover rate	324.67%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[e]	100.84%	167.39%

[a]For the period February 1, 2012 (effective date) to September 30, 2012.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[d]Ratios are annualized for periods less than one year.

[e]See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio

Financial Highlights *(continued)*

Class A1	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$9.69	$9.39	$9.09	$8.75	$8.80	$9.42
Income from investment operations[a]:						
Net investment income	0.097	0.212	0.269	0.333	0.306	0.404
Net realized and unrealized gains (losses)	0.002	0.436	0.469	0.487	0.163	(0.493)
Total from investment operations	0.099	0.648	0.738	0.820	0.469	(0.089)
Less distributions from net investment income	(0.169)	(0.348)	(0.438)	(0.480)	(0.519)	(0.531)
Redemption fees[b]	—	—	—	—	—	—[c]
Net asset value, end of period	$9.62	$9.69	$9.39	$9.09	$8.75	$8.80
Total return[d]	1.03%	7.04%	8.24%	9.61%	5.69%	(1.04)%
Ratios to average net assets[e]						
Expenses	0.74%	0.76%	0.65%	0.70%	0.67%[f]	0.57%[f]
Net investment income	2.18%	2.32%	2.85%	3.76%	4.16%	4.58%
Supplemental data						
Net assets, end of period (000's)	$93,028	$109,162	$102,529	$100,549	$101,961	$168,674
Portfolio turnover rate	324.67%	594.80%	539.76%	341.45%	273.38%	336.36%
Portfolio turnover rate excluding mortgage dollar rolls[g]	100.84%	167.39%	126.63%	20.82%	9.39%	25.39%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Effective September 1, 2008, the redemption fee was eliminated.

[c]Amount rounds to less than $0.001 per share.

[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[e]Ratios are annualized for periods less than one year.

[f]Benefit of expense reduction rounds to less than 0.01%.

[g]See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio

Financial Highlights *(continued)*

Class C	Six Months Ended March 31, 2013 (unaudited)	Period Ended September 30, 2012[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$9.69	$9.47
Income from investment operations[b]:		
Net investment income	0.075	0.155
Net realized and unrealized gains (losses)	(0.007)	0.247
Total from investment operations	0.068	0.402
Less distributions from net investment income	(0.138)	(0.182)
Net asset value, end of period	$9.62	$9.69
Total return[c]	0.71%	4.29%
Ratios to average net assets[d]		
Expenses	1.39%	1.41%
Net investment income	1.53%	1.67%
Supplemental data		
Net assets, end of period (000's)	$1,918	$1,540
Portfolio turnover rate	324.67%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[e]	100.84%	167.39%

[a]For the period February 1, 2012 (effective date) to September 30, 2012.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[d]Ratios are annualized for periods less than one year.

[e]See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio

Financial Highlights *(continued)*

Advisor Class	Six Months Ended March 31, 2013 (unaudited)	Period Ended September 30, 2012[a]
Per share operating performance		
(for a share outstanding throughout the period)		
Net asset value, beginning of period	$9.69	$9.47
Income from investment operations[b]:		
Net investment income	0.105	0.149
Net realized and unrealized gains (losses)	(0.006)	0.294
Total from investment operations	0.099	0.443
Less distributions from net investment income	(0.169)	(0.223)
Net asset value, end of period	$9.62	$9.69
Total return[c]	1.03%	4.74%
Ratios to average net assets[d]		
Expenses	0.74%	0.76%
Net investment income	2.18%	2.32%
Supplemental data		
Net assets, end of period (000's)	$1,005	$1,281
Portfolio turnover rate	324.67%	594.80%
Portfolio turnover rate excluding mortgage dollar rolls[e]	100.84%	167.39%

[a]For the period February 1, 2012 (effective date) to September 30, 2012.

[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[c]Total return is not annualized for periods less than one year.

[d]Ratios are annualized for periods less than one year.

[e]See Note 1(f) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2013 (unaudited)

	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities 38.9%		
Finance 38.9%		
[a]AFC Home Equity Loan Trust, 1997-4, 2A2, 0.844%, 12/22/27	210,724	$ 192,437
[b,c]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41 (Cayman Islands)	1,598,000	51,080
[a,b]Arkle Master Issuer PLC, 2010-2A, 1A1, 144A, 1.69%, 5/17/60 (Great Britain)	750,000	753,665
Banc of America Commercial Mortgage Inc.,		
[a]2003-2, A4, 5.061%, 3/11/41	358,148	360,562
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,080,762
2006-4, AJ, 5.695%, 7/10/46	450,000	444,418
2006-4, AM, 5.675%, 7/10/46	300,000	340,440
[a]Banc of America Funding Corp., 2006-G, 2A3, 0.373%, 7/20/36	159,863	158,212
[a,b]Banc of America Large Loan, 2010-HLTN, 144A, 2.503%, 11/15/15	1,085,927	1,094,731
[a]Bear Stearns Alt-A Trust, 2004-13, A2, 1.084%, 11/25/34	329,942	295,808
Bear Stearns Commercial Mortgage Securities Inc.,		
[a]2006-PW11, AJ, 5.452%, 3/11/39	750,000	762,122
[a]2006-PW12, AJ, 5.932%, 9/11/38	300,000	305,483
2006-PW13, AJ, 5.611%, 9/11/41	750,000	742,194
[a]2007-PW16, AM, 5.713%, 6/11/40	750,000	860,880
CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33	744,448	780,711
Citigroup Commercial Mortgage Trust,		
2006-C5, AJ, 5.482%, 10/15/49	440,000	439,144
[a]2007-C6, AM, 5.885%, 6/10/17	500,000	565,666
[a]Citigroup Mortgage Loan Trust Inc., 2006-WFH3, A3, 0.354%, 10/25/36	450,976	446,194
[a]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, 5.688%, 10/15/48	450,000	418,354
[b]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37	852,808	892,834
Countrywide Asset-Backed Certificates,		
[a]2004-1, M1, 0.954%, 3/25/34	250,000	235,595
[a]2004-7, MV3, 0.904%, 12/25/34	200,000	198,003
[a]2004-14, M1, 0.714%, 6/25/35	382,837	375,568
2005-12, 1A3, 4.947%, 4/25/33	340,017	343,290
Countrywide Home Loans, 2003-14, A3, 5.50%, 6/25/33	344,004	348,326
[a,b]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.371%, 3/26/36	300,000	315,071
[a,b]Crest Ltd., 2004-1A, A, 144A, 0.631%, 1/28/20 (Cayman Islands)	275,555	258,691
[b]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35 (Cayman Islands)	280,000	283,193
[a,b]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.513%, 10/20/43 (Cayman Islands)	251,850	234,617
[a]First Franklin Mortgage Loan Asset-Backed Certificates,		
2004-FF11, 1A2, 0.904%, 1/25/35	280,716	277,266
2005-FF6, M1, 0.624%, 5/25/36	300,000	294,696
FNMA,		
[a]2007-1, NF, 0.454%, 2/25/37	404,631	406,287
G93-33, K, 7.00%, 9/25/23	870,437	995,814
[a,b]Fosse Master Issuer PLC, 2011-1A, A2, 144A, 1.703%, 10/18/54 (Great Britain)	743,858	753,380
[b]G-Force 2005-RR LLC, 2005-RRA,		
A2, 144A, 4.83%, 8/22/36	234,611	237,763
C, 144A, 5.20%, 8/22/36	300,000	279,597
[a,b]G-Star Ltd., 2002-2A, BFL, 144A, 2.204%, 10/25/37 (Cayman Islands)	111,231	110,152
[a,d]German Residential Asset Note Distributor PLC, 1,		
A, Reg S, 1.611%, 1/20/21 (Germany)	193,620 EUR	248,527
[e]C, Reg S, 2.091%, 1/20/21 (Germany)	331,920 EUR	421,642

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)		
Finance (continued)		
GMAC Commercial Mortgage Securities Inc.,		
[a]2004-C3, D, 5.044%, 12/10/41	975,000	$ 379,811
2005-C1, B, 4.936%, 5/10/43	800,000	437,144
Green Tree Financial Corp.,		
1997-3, A6, 7.32%, 3/15/28	48,474	53,194
1997-6, A7, 7.14%, 1/15/29	35,238	37,867
1998-4, A7, 6.87%, 4/01/30	185,960	199,561
1999-3, A7, 6.74%, 2/01/31	347,384	346,866
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	590,448	578,224
[a]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, 0.924%, 7/25/30	148,264	147,226
[a]Greenwich Capital Commercial Funding Corp., 2006-GG7, AJ, 5.867%, 7/10/38	400,000	402,180
[a]GSAA Home Equity Trust, 0.574%, 6/25/35	277,425	264,283
[a]GSAMP Trust, 2005-HE3, M2, 0.874%, 6/25/35	415,023	407,937
[a,b]Holmes Master Issuer PLC,		
2010-1A, A2, 144A, 1.704%, 10/15/54 (Great Britain)	527,761	531,758
2011-1A, A2, 144A, 1.654%, 10/15/54 (Great Britain)	274,862	277,439
[a]Home Equity Mortgage Trust, 2004-4, M3, 1.179%, 12/25/34	623,352	519,210
JPMorgan Chase Commercial Mortgage Securities Corp.,		
[a]2006-CB14, AM, 5.446%, 12/12/44	1,000,000	1,081,026
[a]2006-CB14, B, 5.536%, 12/12/44	1,000,000	347,612
2006-CB17, AM, 5.464%, 12/12/43	490,000	514,499
[a]2006-LDP7, AJ, 5.871%, 4/15/45	300,000	312,052
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CIBC16, 5.672%, 5/12/45	400,000	264,979
[a]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.354%, 5/25/36	530,381	515,457
[a,b]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.401%, 12/10/43 (Ireland)	368,729	356,975
[a,b]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.984%, 12/25/32	121,270	119,625
[a]LB-UBS Commercial Mortgage Trust, 2006-C1, AJ, 5.276%, 2/15/41	350,000	352,252
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	870,378	876,547
[a,b]LNR CDO 2003-1 Ltd., 2003-1A, B, 144A, 1.504%, 7/23/36 (Cayman Islands)	272,486	269,235
[a]Master Asset-Backed Securities Trust, 2004-HE1, M2, 0.934%, 9/25/34	250,000	238,573
[a]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.944%, 3/25/28	534,876	527,740
[a]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.391%, 11/12/37	322,000	345,410
[a]Morgan Stanley ABS Capital I Inc. Trust,		
2003-HE1, M1, 1.404%, 5/25/33	538,897	486,120
2003-NC9, M, 1.329%, 9/25/33	614,919	470,040
2005-WMC, M2, 0.939%, 1/25/35	415,552	398,112
[b]Morgan Stanley Capital I Inc., 2005-RR6, AJ, 144A, 5.233%, 5/24/43	300,000	293,435
[a]Morgan Stanley Capital I Trust, 2006-HQ8, AJ, 5.68%, 3/12/44	399,000	414,576
[a,b]Newcastle CDO IV Ltd., 2004-4A, 1, 144A, 0.684%, 3/24/39 (Cayman Islands)	223,153	217,135
[a,b]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.624%, 12/24/39 (Cayman Islands)	217,365	207,009
[a]Novastar Home Equity Loan, 2004-4, M4, 1.854%, 3/25/35	1,500,000	1,449,698
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	774,065	789,962
[a,b]Permanent Master Issuer PLC, 2011-2A, 1A1, 144A, 1.804%, 7/15/42 (Great Britain)	750,000	755,339
[a]PHHMC Mortgage Pass Through Certificates, 2005-3, A4, 5.422%, 6/18/35	7,851	7,842
Residential Asset Securities Corp.,		
2004-KS1, AI4, 4.213%, 4/25/32	328,989	327,023
2004-KS8, AI6, 4.79%, 9/25/34	536,003	530,257
[a]2005-AHL2, A2, 0.464%, 10/25/35	37,489	37,292

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)		
Finance (continued)		
[a]Residential Funding Mortgage Securities II, 2004-HI3, A5, 5.48%, 6/25/34	268,628	$ 280,569
[a]Soundview Home Equity Loan Trust, 2005-DO1, M2, 0.654%, 5/25/35	471,026	469,287
[a]Specialty Underwriting & Residential Finance, 2005-BC3, M1, 0.654%, 6/25/36	443,475	440,823
[b]Springleaf Mortgage Loan Trust, 2012-2A, A, 144A, 2.22%, 10/25/57	257,235	261,128
[a,b]Terwin Mortgage Trust, 2005-8HE, A3, 144A, 0.574%, 7/25/35	436,712	435,678
[a]Travelers Mortgage Services Inc., 1998-5A, A, 2.53%, 12/25/18	56,270	56,383
Vanderbilt Mortgage Finance, 2002-C, M1, 7.82%, 12/07/32	416,866	449,887
Wachovia Bank Commercial Mortgage Trust,		
[b]2003-C7, A2, 144A, 5.077%, 10/15/35	325,723	329,611
[a]2006-C25, AJ, 5.86%, 5/15/43	300,000	308,197
[a]5.922%, 5/15/16	1,000,000	707,760
[a]WAMU Mortgage Pass-Through Certificates, 2005-AR8, 2A1A, 0.494%, 7/25/45	248,000	232,505
Wells Fargo Mortgage Backed Securities Trust,		
[a]2004-W, A9, 2.762%, 11/25/34	329,568	342,782
[a]2005-AR10, 2A3, 2.616%, 6/25/35	322,307	319,373
2007-3, 3A1, 5.50%, 4/25/37	165,458	171,127
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $38,134,102)		39,496,807
Mortgage-Backed Securities 103.0%		
[a]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 13.0%		
FHLMC, 1.875%, 4/01/17	17,193	17,991
FHLMC, 2.001%, 11/01/16	77,296	77,758
FHLMC, 2.082%, 5/01/20	88,620	91,006
FHLMC, 2.125%, 3/01/19	9,163	9,762
FHLMC, 2.14%, 9/01/20	42,380	42,811
FHLMC, 2.182%, 3/01/25	58,818	60,730
FHLMC, 2.184%, 11/01/25	59,315	62,622
FHLMC, 2.246%, 7/01/22	535,907	573,451
FHLMC, 2.294%, 5/01/22	44,935	45,207
FHLMC, 2.313%, 6/01/23	27,142	27,645
FHLMC, 2.32%, 3/01/19	64,002	64,489
FHLMC, 2.355%, 1/01/32	43,360	45,326
FHLMC, 2.375%, 4/01/18	41,507	41,912
FHLMC, 2.388%, 4/01/24	100,185	101,097
FHLMC, 2.405%, 11/01/29	33,115	33,405
FHLMC, 2.47%, 4/01/23	9,184	9,249
FHLMC, 2.49%, 9/01/30 - 1/01/31	129,189	138,553
FHLMC, 2.50%, 7/01/24 - 2/01/27	95,404	97,663
FHLMC, 2.559%, 12/01/24	27,666	27,842
FHLMC, 2.594%, 12/01/30	55,872	60,103
FHLMC, 2.60%, 7/01/24	8,353	8,386
FHLMC, 2.634%, 8/01/23	9,505	10,200
FHLMC, 2.694%, 11/01/37	2,673,832	2,853,581
FHLMC, 2.735%, 5/01/37	1,231,641	1,321,988
FHLMC, 2.76%, 5/01/28	26,473	26,616
FHLMC, 2.767%, 3/01/24	20,276	20,381
FHLMC, 2.802%, 1/01/28 - 4/01/31	234,974	243,306

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

	Principal Amount*	Value
Mortgage-Backed Securities (continued)		
[a]**Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)**		
FHLMC, 2.814%, 11/01/37	1,266,084	$ 1,355,406
FHLMC, 2.877%, 10/01/36	586,239	629,132
FHLMC, 2.978%, 6/01/37	3,726,843	4,012,132
FHLMC, 3.033%, 8/01/31	27,374	27,732
FHLMC, 3.084%, 1/01/18	17,770	17,892
FHLMC, 3.091%, 10/01/18	70,684	70,923
FHLMC, 3.19%, 4/01/30	580,637	609,020
FHLMC, 3.386%, 5/01/24	19,431	19,671
FHLMC, 5.00%, 7/01/30	289,260	294,495
FHLMC, 6.876%, 11/01/19	68,481	74,870
		13,224,353
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 12.0%		
FHLMC Gold 30 Year, 3.00%, 4/01/42 - 10/01/42	985,588	1,013,192
[e]FHLMC Gold 30 Year, 3.00%, 4/01/43	3,500,000	3,595,156
FHLMC Gold 30 Year, 4.50%, 4/01/40	2,012,515	2,154,880
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	306,110	332,513
[e]FHLMC Gold 30 Year, 5.00%, 4/01/39	2,100,000	2,258,813
FHLMC Gold 30 Year, 5.50%, 9/01/33	158,982	173,601
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	720,045	786,639
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	387,867	442,367
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	426,180	490,250
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	130,499	145,274
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30	127,790	136,645
FHLMC Gold 30 Year, 9.00%, 9/01/30	91,512	107,890
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	239,355	262,169
FHLMC PC 30 Year, 8.50%, 5/01/17	262,771	286,677
FHLMC PC 30 Year, 9.00%, 6/01/16	499	538
FHLMC PC 30 Year, 9.25%, 8/01/14	1,662	1,694
FHLMC PC 30 Year, 9.50%, 8/01/19	13,172	13,835
		12,202,133
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate 18.5%**		
FNMA, 1.77%, 1/01/28	16,069	16,178
FNMA, 1.913%, 4/01/31	41,983	42,426
FNMA, 2.075%, 4/01/21	7,692	8,156
FNMA, 2.182%, 1/01/23	24,833	26,059
FNMA, 2.20%, 1/01/23	17,114	17,161
FNMA, 2.204%, 11/01/31	165,588	175,230
FNMA, 2.208%, 7/01/14	39,084	39,399
FNMA, 2.21%, 7/01/21	28,382	28,649
FNMA, 2.24%, 3/01/23	29,914	30,488
FNMA, 2.248%, 2/01/32	82,310	87,167
FNMA, 2.25%, 9/01/18 - 11/01/28	219,342	228,452
FNMA, 2.27%, 7/01/27	115,197	117,423
FNMA, 2.274%, 4/01/18	13,354	14,065
FNMA, 2.277%, 12/01/31	20,135	20,498
FNMA, 2.279%, 3/01/22	54,677	54,902

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

	Principal Amount*	Value
Mortgage-Backed Securities (continued)		
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**		
FNMA, 2.28%, 12/01/25	34,556	$ 37,041
FNMA, 2.29%, 7/01/19	508,483	545,689
FNMA, 2.302%, 8/01/25	57,948	61,996
FNMA, 2.304%, 6/01/24	56,530	60,316
FNMA, 2.32%, 5/01/27	92,700	97,684
FNMA, 2.321%, 1/01/18	862,148	890,330
FNMA, 2.325%, 12/01/23 - 8/01/27	225,768	233,072
FNMA, 2.355%, 7/01/25	25,819	26,625
FNMA, 2.377%, 7/01/25	40,534	43,522
FNMA, 2.385%, 12/01/22	26,377	28,231
FNMA, 2.391%, 8/01/29	32,847	35,068
FNMA, 2.40%, 6/01/31	323,334	328,658
FNMA, 2.412%, 4/01/33	57,743	59,860
FNMA, 2.433%, 7/01/38	97,152	98,817
FNMA, 2.45%, 1/01/23	63,033	67,220
FNMA, 2.451%, 5/01/24	18,997	19,503
FNMA, 2.452%, 9/01/24	67,506	71,238
FNMA, 2.455%, 10/01/26	14,202	15,066
FNMA, 2.458%, 4/01/27	89,073	89,410
FNMA, 2.46%, 11/01/21 - 5/01/22	126,266	128,600
FNMA, 2.465%, 5/01/31	23,337	23,630
FNMA, 2.47%, 4/01/27	42,899	45,795
FNMA, 2.473%, 6/01/29	28,486	30,178
FNMA, 2.48%, 2/01/21	55,403	57,937
FNMA, 2.491%, 10/01/20	11,454	11,738
FNMA, 2.50%, 1/01/17 - 7/01/27	29,942	30,969
FNMA, 2.534%, 10/01/24	224,734	241,421
FNMA, 2.565%, 9/01/32	312,499	334,957
FNMA, 2.585%, 2/01/20 - 10/01/32	301,980	309,362
FNMA, 2.603%, 12/01/36	668,220	712,572
FNMA, 2.608%, 1/01/28	156,040	168,146
FNMA, 2.645%, 7/01/26 - 9/01/27	58,993	60,899
FNMA, 2.646%, 4/01/18	92,917	96,975
FNMA, 2.707%, 9/01/39	2,557,507	2,730,284
FNMA, 2.718%, 4/01/28	40,293	43,407
FNMA, 2.723%, 6/01/28	7,264	7,311
FNMA, 2.73%, 5/01/27	9,826	10,070
FNMA, 2.749%, 10/01/36	1,225,304	1,314,519
FNMA, 2.75%, 1/01/24	19,305	20,614
FNMA, 2.766%, 9/01/37	2,912,381	3,120,429
FNMA, 2.77%, 8/01/26	102,744	104,182
FNMA, 2.784%, 10/01/19	118,529	117,953
FNMA, 2.87%, 5/01/30	67,100	69,951
FNMA, 2.883%, 6/01/35	4,370,056	4,677,958
FNMA, 2.896%, 5/01/21	111,266	115,768
FNMA, 3.136%, 7/01/31	355,954	375,852
FNMA, 3.251%, 12/01/24	39,978	41,836
FNMA, 4.879%, 6/01/17	42,841	43,253

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

	Principal Amount*	Value
Mortgage-Backed Securities (continued)		
[a]**Federal National Mortgage Association (FNMA) Adjustable Rate (continued)**		
FNMA, 5.00%, 7/01/17	9,272	$ 9,904
FNMA, 5.75%, 5/01/22	6,298	6,700
FNMA, 6.405%, 1/01/26	7,337	7,390
		18,786,159
Federal National Mortgage Association (FNMA) Fixed Rate 57.5%		
[e]FNMA 15 Year, 2.50%, 4/01/28	1,500,000	1,556,484
[e]FNMA 15 Year, 3.50%, 4/15/28	5,000,000	5,301,562
[e]FNMA 15 Year, 4.00%, 4/01/28	5,000,000	5,350,586
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	1,060,608	1,147,394
FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18	723,816	777,573
FNMA 15 Year, 6.50%, 5/01/14 - 10/01/16	40,040	42,603
[e]FNMA 30 Year, 3.00%, 2/01/43	13,900,000	14,340,890
FNMA 30 Year, 4.00%, 10/01/40	1,654,150	1,764,824
FNMA 30 Year, 5.00%, 4/01/34	377,063	419,177
[e]FNMA 30 Year, 5.00%, 4/01/39	14,700,000	15,926,534
FNMA 30 Year, 5.50%, 11/01/34	1,394,908	1,539,136
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/35	2,693,166	2,974,040
FNMA 30 Year, 6.00%, 10/01/34	1,894,775	2,124,585
FNMA 30 Year, 6.00%, 12/01/23 - 8/01/35	1,828,869	2,059,775
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	2,088,689	2,398,277
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	56,282	68,755
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	47,419	55,589
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	282,389	326,791
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	29,750	30,736
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	84,904	95,838
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	78,549	89,503
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	8,496	8,557
FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16	788	800
FNMA 30 Year, 12.50%, 12/01/13	32	32
FNMA PL 30 Year, 10.00%, 9/01/20	16,987	17,767
		58,417,808
[a]**Government National Mortgage Association (GNMA) Adjustable Rate 0.1%**		
GNMA, 1.625%, 11/20/25	43,208	45,300
GNMA, 1.75%, 7/20/27	105,478	110,893
		156,193
Government National Mortgage Association (GNMA) Fixed Rate 1.9%		
GNMA I SF 15 Year, 7.00%, 4/15/14	1,761	1,826
GNMA I SF 15 Year, 8.00%, 9/15/15	11,428	11,489
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	319,050	361,426
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	239,003	272,883
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	54,363	60,557
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	140,786	155,394
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	78,191	79,389
GNMA I SF 30 Year, 8.50%, 7/15/16 - 7/15/24	128,395	132,548
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	22,009	22,294
GNMA I SF 30 Year, 10.00%, 12/15/18	5,034	5,069

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

	Principal Amount*	Value
Mortgage-Backed Securities (continued)		
Government National Mortgage Association (GNMA) Fixed Rate (continued)		
GNMA I SF 30 Year, 10.50%, 1/15/16	472	$ 475
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	370,678	439,609
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	244,412	290,753
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	44,904	45,190
GNMA II SF 30 Year, 8.50%, 7/20/16	15,474	15,559
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	3,271	3,715
GNMA II SF 30 Year, 10.50%, 6/20/20	20	20
		1,898,196
Total Mortgage-Backed Securities (Cost $102,587,457)		104,684,842
Total Investments before Short Term Investments (Cost $140,721,559)		144,181,649
	Shares	
Short Term Investments 5.5%		
Money Market Funds (Cost $5,084,521) 5.0%		
[f,g]Institutional Fiduciary Trust Money Market Portfolio	5,084,521	5,084,521
	Principal Amount	
Repurchase Agreements (Cost $501,553) 0.5%		
[h]Joint Repurchase Agreement, 0.151%, 4/01/13 (Maturity Value $501,561) BNP Paribas Securities Corp. (Maturity Value $81,790) Credit Suisse Securities (USA) LLC (Maturity Value $102,233) Deutsche Bank Securities Inc. (Maturity Value $82,396) HSBC Securities (USA) Inc. (Maturity Value $143,131) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $61,341) Morgan Stanley & Co. LLC (Maturity Value $30,670) Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 4/10/13 - 3/28/18; U.S. Treasury Bonds, 2.75%, 8/15/42; and U.S. Treasury Notes, 0.25% - 3.25%, 3/15/14 - 8/31/17 (valued at $511,795)	501,553	501,553
Total Investments (Cost $146,307,633) 147.4%		149,767,723
Other Assets, less Liabilities (47.4)%		(48,149,895)
Net Assets 100.0%		$101,617,828

*The principal amount is stated in U.S. dollars unless otherwise indicated.

[a]The coupon rate shown represents the rate at period end.

[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2013, the aggregate value of these securities was $9,319,141, representing 9.17% of net assets.

[c]The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

[d]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2013, the aggregate value of these securities was $670,169, representing 0.66% of net assets.

[e]A portion or all of the security purchased on a delayed delivery or to-be-announced (TBA) basis. See Note 1(d).

[f]Non-income producing.

[g]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

[h]See Note 1(c) regarding joint repurchase agreement.

Franklin Strategic Mortgage Portfolio

Statement of Investments, March 31, 2013 (unaudited) *(continued)*

At March 31, 2013, the Fund had the following financial futures contracts outstanding. See Note 1(e).

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts						
U.S. Long Bond	Long	19	$2,744,906	6/19/13	$5,880	$—

At March 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(e).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	DBAB	Sell	75,000	$ 97,755	5/07/13	$1,567	$ —
Euro	DBAB	Sell	66,000	84,843	2/06/14	—	(218)
Euro	DBAB	Sell	111,000	144,999	2/06/14	2,257	—
Euro	DBAB	Sell	39,000	50,333	2/06/15	—	(135)
Euro	DBAB	Sell	111,000	145,466	2/06/15	2,126	—
Euro	DBAB	Sell	39,000	50,528	2/05/16	—	(146)
Euro	DBAB	Sell	111,000	145,965	2/05/16	2,026	—
Unrealized appreciation (depreciation)						7,976	(499)
Net unrealized appreciation (depreciation)						$7,477	

See Abbreviations on page 40.

Franklin Strategic Mortgage Portfolio

Financial Statements

Statement of Assets and Liabilities

March 31, 2013 (unaudited)

Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$140,721,559
Cost - Sweep Money Fund (Note 7)	5,084,521
Cost - Repurchase agreements	501,553
Total cost of investments	$146,307,633
Value - Unaffiliated issuers	$144,181,649
Value - Sweep Money Fund (Note 7)	5,084,521
Value - Repurchase agreements	501,553
Total value of investments	149,767,723
Receivables:	
Investment securities sold	3,602,982
Capital shares sold	209,656
Interest	439,485
Due from brokers	47,500
Unrealized appreciation on forward exchange contracts	7,976
Other assets	46
Total assets	154,075,368
Liabilities:	
Payables:	
Investment securities purchased	51,666,546
Capital shares redeemed	624,187
Affiliates	44,683
Distributions to shareholders	31,861
Variation margin	17,505
Unrealized depreciation on forward exchange contracts	499
Accrued expenses and other liabilities	72,259
Total liabilities	52,457,540
Net assets, at value	$101,617,828
Net assets consist of:	
Paid-in capital	$130,179,095
Distributions in excess of net investment income	(736,848)
Net unrealized appreciation (depreciation)	3,473,359
Accumulated net realized gain (loss)	(31,297,778)
Net assets, at value	$101,617,828

Statement of Assets and Liabilities *(continued)*

March 31, 2013 (unaudited)

Class A:	
Net assets, at value	$ 5,666,344
Shares outstanding	589,256
Net asset value per share[a]	$9.62
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.05
Class A1:	
Net assets, at value	$ 93,028,001
Shares outstanding	9,671,357
Net asset value per share[a]	$9.62
Maximum offering price per share (net asset value per share ÷ 95.75%)	$10.05
Class C:	
Net assets, at value	$ 1,918,472
Shares outstanding	199,522
Net asset value and maximum offering price per share[a]	$9.62
Advisor Class:	
Net assets, at value	$ 1,005,011
Shares outstanding	104,517
Net asset value and maximum offering price per share	$9.62

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Strategic Mortgage Portfolio

Financial Statements *(continued)*

Statement of Operations

for the six months ended March 31, 2013 (unaudited)

Investment income:	
Interest	$1,621,581
Expenses:	
Management fees (Note 3a)	218,939
Distribution fees: (Note 3c)	
Class A	6,812
Class C	5,839
Transfer agent fees (Note 3e)	80,067
Custodian fees (Note 4)	1,330
Reports to shareholders	17,323
Registration and filing fees	47,399
Professional fees	26,369
Trustees' fees and expenses	2,217
Other	15,001
Total expenses	421,296
Net investment income	1,200,285
Realized and unrealized gains (losses):	
Net realized gain (loss) from:	
Investments	12,275
Foreign currency transactions	(123)
Futures contracts	19,277
Net realized gain (loss)	31,429
Net change in unrealized appreciation (depreciation) on:	
Investments	(173,035)
Translation of other assets and liabilities denominated in foreign currencies	7,390
Net change in unrealized appreciation (depreciation)	(165,645)
Net realized and unrealized gain (loss)	(134,216)
Net increase (decrease) in net assets resulting from operations	$1,066,069

Franklin Strategic Mortgage Portfolio

Financial Statements *(continued)*

Statements of Changes in Net Assets

	Six Months Ended March 31, 2013 (unaudited)	Year Ended September 30, 2012
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 1,200,285	$ 2,683,438
Net realized gain (loss) from investments, foreign currency transactions and futures contracts	31,429	2,312,234
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(165,645)	3,021,881
Net increase (decrease) in net assets resulting from operations	1,066,069	8,017,553
Distributions to shareholders from:		
Net investment income:		
Class A	(89,093)	(44,648)
Class A1	(1,809,711)	(4,164,067)
Class C	(25,827)	(9,381)
Advisor Class	(20,804)	(26,556)
Total distributions to shareholders	(1,945,435)	(4,244,652)
Capital share transactions: (Note 2)		
Class A	850,318	4,779,668
Class A1	(15,317,185)	2,989,344
Class C	391,150	1,519,092
Advisor Class	(266,440)	1,249,040
Total capital share transactions	(14,342,157)	10,537,144
Net increase (decrease) in net assets	(15,221,523)	14,310,045
Net assets:		
Beginning of period	116,839,351	102,529,306
End of period	$101,617,828	$116,839,351
Undistributed net investment income (distributions in excess of net investment income) included in net assets:		
End of period	$ (736,848)	$ 8,302

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund). The Fund offers four classes of shares: Class A, Class A1, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost, which approximates market value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

1. Organization and Significant Accounting Policies *(continued)*

a. Financial Instrument Valuation *(continued)*

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

c. Joint Repurchase Agreement

The Fund enters into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at period end had been entered into on March 28, 2013.

d. Securities Purchased on a Delayed Delivery and TBA Basis

The Fund purchases securities on a delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund's investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate

1. Organization and Significant Accounting Policies *(continued)*

e. Derivative Financial Instruments *(continued)*

the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net liability position. At March 31, 2013, the Fund had no OTC derivatives in a net liability position for such contracts.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the asset underlying the futures contract. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund's investment objectives.

See Note 9 regarding other derivative information.

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

g. Income and Deferred Taxes

It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

g. Income and Deferred Taxes *(continued)*

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is "more likely than not" to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of March 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund's financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, not including class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

j. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012[a]	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	267,752	$ 2,579,323	553,025	$ 5,276,605
Shares issued in reinvestment of distributions	8,180	78,770	4,467	42,800
Shares redeemed	(187,841)	(1,807,775)	(56,327)	(539,737)
Net increase (decrease)	88,091	$ 850,318	501,165	$ 4,779,668
Class A1 Shares:				
Shares sold	384,827	$ 3,710,241	3,760,581	$ 35,371,048
Shares issued in reinvestment of distributions	164,667	1,586,204	371,255	3,525,186
Shares redeemed	(2,141,615)	(20,613,630)	(3,791,860)	(35,906,890)
Net increase (decrease)	(1,592,121)	$(15,317,185)	339,976	$ 2,989,344
Class C Shares:				
Shares sold	74,896	$ 721,645	159,940	$ 1,528,188
Shares issued in reinvestment of distributions	2,504	24,110	919	8,816
Shares redeemed	(36,861)	(354,605)	(1,876)	(17,912)
Net increase (decrease)	40,539	$ 391,150	158,983	$ 1,519,092
Advisor Class Shares:				
Shares sold	38,229	$ 368,925	258,339	$ 2,456,790
Shares issued in reinvestment of distributions	2,160	20,803	2,771	26,509
Shares redeemed	(68,102)	(656,168)	(128,880)	(1,234,259)
Net increase (decrease)	(27,713)	$ (266,440)	132,230	$ 1,249,040

[a]For the period February 1, 2012 (effective date) to September 30, 2012, for Class A, Class C and Advisor Class.

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.40%	First $250 million
0.38%	Over $250 million, up to and including $500 million
0.36%	In excess of $500 million

b. Administrative Fees

FT Services, under terms of an agreement, provides administrative services to the Fund and is not paid by the Fund for the services.

c. Distribution Fees

The Board has adopted distribution plans for Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	0.65%

Franklin Strategic Mortgage Portfolio

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$8,388
CDSC retained	$ 282

e. Transfer Agent Fees

The Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred. The Fund also reimburses Investor Services for shareholding servicing fees paid to third parties. Effective April 1, 2013, transfer agent fees will be accrued and/or charged to each specific class.

For the period ended March 31, 2013, the Fund paid transfer agent fees of $80,067, of which $34,590 was retained by Investor Services.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2013, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At September 30, 2012, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:	
2013	$ 4,584,050
2014	2,817,022
2015	4,099,588
2016	2,076,095
2017	2,449,042
2018	6,929,694
2019	8,155,073
	$31,110,564

Notes to Financial Statements (unaudited) *(continued)*

5. Income Taxes *(continued)*

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At September 30, 2012, the Fund deferred post-October capital losses of $217,389.

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$146,383,783
Unrealized appreciation	$ 4,089,705
Unrealized depreciation	(705,765)
Net unrealized appreciation (depreciation)	$ 3,383,940

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of mortgage dollar rolls and paydown losses.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2013, aggregated $488,271,804 and $499,825,202, respectively.

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Concentration of Credit Risk

The Fund has 26.4% of its portfolio invested in asset-backed and commercial mortgage-backed securities. Investments in these securities may subject the Fund to increased market volatility which may cause the Fund's net asset value per share to fluctuate. These investments may be less liquid than other investments held by the Fund.

9. Other Derivative Information

At March 31, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	**Statement of Assets and Liabilities Location**	**Fair Value Amount**	**Statement of Assets and Liabilities Location**	**Fair Value Amount**
Interest rate contracts	Variation margin / Net assets consist of – net unrealized appreciation (depreciation)	$5,880[a]	Variation margin / Net assets consist of – net unrealized appreciation (depreciation)	$ —
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts	7,976	Unrealized depreciation on forward exchange contracts	499

[a]Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is separately reported within the Statement of Assets and Liabilities.

For the period ended March 31, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Interest rate contracts	Net realized gain (loss) from futures contracts / Net change in unrealized appreciation (depreciation) on investments	$19,277	$5,880
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	—	7,477

For the period ended March 31, 2013, the average month end market value of derivatives represented 0.01% of average month end net assets. The average month end number of open derivative contracts for the period was 2.

See Note 1(c) regarding derivative financial instruments.

10. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

10. Credit Facility *(continued)*

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended March 31, 2013, the Fund did not use the Global Credit Facility.

11. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical financial instruments
- Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Asset-Backed Securities and Commercial Mortgage-Backed Securities	$ —	$ 39,496,807	$ —	$ 39,496,807
Mortgage-Backed Securities	—	104,684,842	—	104,684,842
Short Term Investments	5,084,521	501,553	—	5,586,074
Total Investments in Securities	$5,084,521	$144,683,202	$ —	$149,767,723
Forward Exchange Contracts	—	7,976	—	7,976
Futures Contracts	5,880	—	—	5,880
Liabilities:				
Forward Exchange Contracts	—	499	—	499

12. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statements.

13. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Currency

EUR - Euro

Counterparty

DBAB - Deutsche Bank AG

Selected Portfolio

CDO - Collateralized Debt Obligation
PC - Participation Certificate
PL - Project Loan
SF - Single Family

Franklin Strategic Mortgage Portfolio

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 26, 2013, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as a third-party survey of transfer agent fees charged funds within the Franklin Templeton Investments complex in comparison with those charged other fund complexes deemed comparable. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management's explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments

Board Review of Investment Management Agreement *(continued)*

between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned well during the Florida hurricanes and blackouts experienced in previous years and that those operations in the New York/New Jersey area ran smoothly during the more recent Hurricane Sandy. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of a portfolio manager's bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management's conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments including expanded collateralization requirements. The Board also took into account, among other things, management's efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance during 2012, as well as during the 10-year period ended December 31, 2012, in comparison to a performance universe consisting of all retail and institutional U.S. mortgage funds as selected by Lipper. The income performance for the Fund during 2012 and in each of the previous annualized three-, five- and 10-year periods as shown in the Lipper report was in the highest or best performing quintile of its Lipper performance universe. The Lipper report showed the Fund's total return to also be in the highest performing quintile of its performance universe in 2012, and on an annualized basis to also be in the highest quintile of such universe for the previous three-year period, the middle quintile of such universe for the previous five-year period, and the second-highest quintile of such universe for the previous 10-year period. The Board was satisfied with the Fund's comparative performance as set forth in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to a comparison of the management fees and total expense ratio of the Fund with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund's

Board Review of Investment Management Agreement *(continued)*

most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the contractual investment management fee charged the Fund in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the contractual investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The Lipper expense comparisons showed that the contractual investment management fee rate for the Fund was in the least expensive quintile of its Lipper expense group and its actual total expense rate was also in the least expensive quintile of such expense group. The Board was satisfied with the contractual investment management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2012, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager's parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies solely for use by the Fund's Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and

Shareholder Information *(continued)*

Board Review of Investment Management Agreement *(continued)*

its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services and potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.40% on the first $250 million of assets; 0.38% on the next $250 million of assets; and 0.36% on assets in excess of $500 million. The Fund had assets of approximately $114 million at the end of 2012, and the Board believes to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | **FIXED INCOME** | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

357 S 05/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. **N/A**

Item 5. Audit Committee of Listed Registrants. **N/A**

Item 6. Schedule of Investments. **N/A**

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. **N/A**

Item 8. Portfolio Managers of Closed-End Management Investment Companies. **N/A**

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. **N/A**

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls and Procedures**. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date June 5, 2013